Fidelity Institutional Short-Intermediate Government Fund Fund Summary | Fidelity Institutional Short-Intermediate Government Fund
Fund: Fidelity® Institutional Short-Intermediate Government Fund
Investment Objective
The fund seeks a high level of current income in a manner consistent with preserving principal.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees (USD $)	Fidelity Institutional Short-Intermediate Government Fund Fidelity Institutional Short-Intermediate Government Fund:
Shareholder fees (fees paid directly from your investment)	none

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Fidelity Institutional Short-Intermediate Government Fund Fidelity Institutional Short-Intermediate Government Fund:
Management fee	0.45%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual fund operating expenses	0.45%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Fidelity Institutional Short-Intermediate Government Fund Fidelity Institutional Short-Intermediate Government Fund:	46	144	252	567

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 221% of the average value of its portfolio.
Principal Investment Strategies
• Normally investing at least 80% of assets in U.S. Government securities and repurchase agreements for those securities.
• Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.
• Investing in instruments related to U.S. Government securities.
• Managing the fund to have similar overall interest rate risk to the Barclays Capital® U.S. 1-5 Year Government Bond Index.
• Normally maintaining a dollar-weighted average maturity between two and five years.
• Allocating assets across different market sectors and maturities.
• Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Principal Investment Risks
• Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
• Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for updated return information.
Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	4.18%	December 31, 2008
Lowest Quarter Return	(1.69%)	June 30, 2004

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended December 31, 2010
Average Annual Total Returns Fidelity Institutional Short-Intermediate Government Fund	Past 1 year	Past 5 years	Past 10 years
Barclays Capital U.S. 1-5 Year Government Bond Index (reflects no deduction for fees, or expenses, or taxes)	3.57%	4.92%	4.59%
Fidelity Institutional Short-Intermediate Government Fund:	3.33%	4.77%	4.44%
Fidelity Institutional Short-Intermediate Government Fund: Return After Taxes on Distributions	2.44%	3.56%	3.17%
Fidelity Institutional Short-Intermediate Government Fund: Return After Taxes on Distributions and Sale of Fund Shares	2.27%	3.39%	3.05%

Label	Element	12 Months Ended
		Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2010
Entity Registrant Name	dei_EntityRegistrantName	FIDELITY ADVISOR SERIES IV
Entity Central Index Key	dei_EntityCentralIndexKey	0000719451
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 29, 2011
Fidelity Institutional Short-Intermediate Government Fund Fund Summary | Fidelity Institutional Short-Intermediate Government Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 29, 2011
Risk/Return [Heading]	rr_RiskReturnHeading	Fund: Fidelity® Institutional Short-Intermediate Government Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks a high level of current income in a manner consistent with preserving principal.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 221% of the average value of its portfolio.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
		Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	• Normally investing at least 80% of assets in U.S. Government securities and repurchase agreements for those securities.
• Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.
• Investing in instruments related to U.S. Government securities.
• Managing the fund to have similar overall interest rate risk to the Barclays Capital® U.S. 1-5 Year Government Bond Index.
• Normally maintaining a dollar-weighted average maturity between two and five years.
• Allocating assets across different market sectors and maturities.
		• Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	• Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
• Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
		An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for updated return information.
Year-by-Year Returns

Annual Return 2001	rr_AnnualReturn2001	8.25%
Annual Return 2002	rr_AnnualReturn2002	8.04%
Annual Return 2003	rr_AnnualReturn2003	1.75%
Annual Return 2004	rr_AnnualReturn2004	1.31%
Annual Return 2005	rr_AnnualReturn2005	1.45%
Annual Return 2006	rr_AnnualReturn2006	3.65%
Annual Return 2007	rr_AnnualReturn2007	7.16%
Annual Return 2008	rr_AnnualReturn2008	7.94%
Annual Return 2009	rr_AnnualReturn2009	1.88%
Annual Return 2010	rr_AnnualReturn2010	3.33%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	4.18%	December 31, 2008
Lowest Quarter Return	(1.69%)	June 30, 2004

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.69%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

		For the periods ended December 31, 2010
Fidelity Institutional Short-Intermediate Government Fund | Fidelity Institutional Short-Intermediate Government Fund:
[RiskReturnAbstract]	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.45%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	221.00%
1 year	rr_ExpenseExampleYear01	46
3 years	rr_ExpenseExampleYear03	144
5 years	rr_ExpenseExampleYear05	252
10 years	rr_ExpenseExampleYear10	567
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, or expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Past 1 year	rr_AverageAnnualReturnYear01	3.33%
Past 5 years	rr_AverageAnnualReturnYear05	4.77%
Past 10 years	rr_AverageAnnualReturnYear10	4.44%
Fidelity Institutional Short-Intermediate Government Fund | Fidelity Institutional Short-Intermediate Government Fund: | Return After Taxes on Distributions
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	2.44%
Past 5 years	rr_AverageAnnualReturnYear05	3.56%
Past 10 years	rr_AverageAnnualReturnYear10	3.17%
Fidelity Institutional Short-Intermediate Government Fund | Fidelity Institutional Short-Intermediate Government Fund: | Return After Taxes on Distributions and Sale of Fund Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	2.27%
Past 5 years	rr_AverageAnnualReturnYear05	3.39%
Past 10 years	rr_AverageAnnualReturnYear10	3.05%
Fidelity Institutional Short-Intermediate Government Fund | Barclays Capital U.S. 1-5 Year Government Bond Index (reflects no deduction for fees, or expenses, or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	3.57%
Past 5 years	rr_AverageAnnualReturnYear05	4.92%
Past 10 years	rr_AverageAnnualReturnYear10	4.59%